DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of segment disclosure

			Marketing &
Year ended December 31, 2021	Upstream	Midstream	Trading	Corporate	Consolidated
Revenues from external customers (1)	2,317	—	68,958	—	$71,275
Intersegment revenues (purchases) (2) (3)	49,182	—	(44,755)	(4,427)	—
Segment operating loss (4)	(5,651)	(42,040)	(22,889)	(42,153)	(112,733)
Interest expense, net	(1,642)	(4,722)	—	(3,014)	(9,378)
Gain on extinguishment of debt, net	(665)	2,087	—	—	1,422
Other (loss) income , net	(1,284)	(2,494)	9,460	269	5,951
Consolidated loss before tax					$(114,738)

			Marketing &
Year ended December 31, 2020	Upstream	Midstream	Trading	Corporate	Consolidated
Revenues from external customers (1)	2,358	—	35,076	—	$37,434
Intersegment revenues (purchases) (2)	28,083	—	(28,083)	—	—
Segment operating loss (4)	(100,788)	(15,027)	(13,886)	(36,938)	(166,639)
Interest expense, net	(6,215)	(14,424)	—	(22,806)	(43,445)
Other income (loss), net	2,452	195	(408)	(2,851)	(612)
Consolidated loss before tax	$(210,696)

			Marketing &
Year ended December 31, 2019	Upstream	Midstream	Trading	Corporate	Consolidated
Revenues from external customers (1)	7,716	—	21,058	—	$28,774
Intersegment revenues (purchases) (2)	21,058	—	(21,058)	—	—
Segment operating loss (4)	(39,104)	(41,380)	(17,687)	(47,688)	(145,859)
Interest (expense) income, net	(5,460)	(12,818)	—	1,923	(16,355)
Other income, net	7,176	—	—	3,271	10,447
Consolidated loss before tax					$(151,767)
(1)	The Marketing & Trading segment markets to third party-purchasers most of the Company’s natural gas production from the Upstream segment.
(2)	The Marketing & Trading segment purchases most of the Company’s natural gas production from the Upstream segment. Intersegment revenues are eliminated at consolidation.
(3)	Intersegment revenues related to the Marketing & Trading segment are a result of cost allocations to the Corporate component using a cost plus transfer pricing methodology. Intersegment revenues are eliminated at consolidation.
(4)	Operating profit (loss) is defined as operating revenues less operating costs and allocated corporate costs.

Schedule of capital expenditures

	Year Ended December 31,
Capital expenditures	2021	2020	2019
Upstream	$32,364	$1,307	$45,354
Midstream	25,501	—	26,177
Marketing & Trading	—	—	1,104
Total capital expenditures for reportable segments	57,865	1,307	72,635
Corporate capital expenditures	—	—	1,447
Consolidated capital expenditures	$57,865	$1,307	$74,082